Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Schedule of other assets	Other assets consist of:

	December 31, 2018	December 31, 2017
Reclamation bonds	$199	$199
Lease receivable	1,903	81
Other assets	61	66
	$2,163	$346